Growth Portfolio  as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Common Stocks -- 95.33%

                                                    Shares              Value
--------------------------------------------------------------------------------
Aerospace and  Defense -- 2.46%
--------------------------------------------------------------------------------
Boeing Co.                                          40,000           $4,070,000

Makes the Boeing 737, 747, 757, 767, and 777
jets,which represent a variety of passenger and
cargo configurations and capabilities. Boeing's
Defense & Space Group has jointly developed the
F-22 fighter (with Lockheed Martin), the V-22
Osprey tiltrotor aircraft (Bell Helicopter Textron)
and the RAH-66 Comanche helicopter (with Sikorsky).
--------------------------------------------------------------------------------

                                                                     $4,070,000
--------------------------------------------------------------------------------

Banks - International -- 0.93%
--------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones              30,000           $1,533,750
This specialized multinational bank, based
in Panama City, primarily provides
short-term, trade related financing to
stockholder banks from 22 member countries
in Latin America and the Carribean.
--------------------------------------------------------------------------------

                                                                     $1,533,750
--------------------------------------------------------------------------------

Banks - Regional -- 2.41%
--------------------------------------------------------------------------------
Norwest Corp.                                       80,000           $3,980,000

Provides community banking through more than
700 branches in a 16 state region.
--------------------------------------------------------------------------------

                                                                     $3,980,000
--------------------------------------------------------------------------------

Beverages -- 2.28%
--------------------------------------------------------------------------------
PepsiCo, Inc.                                      115,000           $3,780,625

Global soft drink producer with businesses
in snack foods and fast food restaurants.
--------------------------------------------------------------------------------

                                                                     $3,780,625
--------------------------------------------------------------------------------

Chemicals -- 3.67%
--------------------------------------------------------------------------------
Monsanto Co.                                       100,000           $3,637,500

Produces a range of products for the
agricultural, home furnishings, automobile, construction and personal care markets.

Praxair Inc.                                        50,000            2,431,250

The largest producer of industrial gases in
North and South America.
--------------------------------------------------------------------------------

                                                                     $6,068,750
--------------------------------------------------------------------------------

Computers and Business Equipment -- 4.19%
--------------------------------------------------------------------------------
Hewlett Packard Co.                                 40,000           $2,240,000

One of the world's most successful high tech
companies. Products include servers, computers,
and workstations for home and business.
--------------------------------------------------------------------------------




                                                    Shares              Value
--------------------------------------------------------------------------------

Computers and Business Equipment (continued)
--------------------------------------------------------------------------------
Xerox Corp.                                         75,000           $4,687,500

The dominant producer of high end document
processing machines.
--------------------------------------------------------------------------------

                                                                     $6,927,500
--------------------------------------------------------------------------------

Drugs -- 10.71%
--------------------------------------------------------------------------------
American Home Products Corp.                        40,000           $2,560,000

Leading manufacturer of prescription drugs, medical supplies and diagnostics, as well as agricultural herbicides, consumer medications and branded food products.

Astra AB A Free Shares                              80,000            3,840,984

Swedish based international pharmaceutical firm with drugs for the control of ulcers and asthma.

Elan Corp. PLC ADR1                                 95,000            3,289,375

Develops drug delivery systems designed to improve and control the absorption and utilization of pharmaceutical compounds.

Eli Lilly & Co.                                     50,000            4,368,750

A major U.S. drug company, researches, produces and markets pharmaceuticals spanning the entire drug spectrum.

Pfizer, Inc.                                        40,000            3,665,000

A large international ethical pharmaceutical
manufacturer with important positions in
hospital products and animal health.
--------------------------------------------------------------------------------

                                                                    $17,724,109
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 3.59%
--------------------------------------------------------------------------------
Intel Corp.                                         35,000           $4,965,625

A manufacturer of semiconductors and other microcomputer components and systems which comprise the heart of the personal computer.

MEMC Electronic Materials, Inc.                     40,000              980,000

Worldwide producer of silicon wafers used
in the production of semiconductors.
--------------------------------------------------------------------------------

                                                                     $5,945,625
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 7.69%
--------------------------------------------------------------------------------
Federal National Mortgage Association              120,000           $4,800,000

U.S. Government sponsored mortgage lender and provider of secondary mortgage market.

MBNA Corp.                                         112,500            3,600,000

Dominant issuer of MasterCard/Visa credit cards to affinity groups.

MGIC Investment Corp.                               55,000            4,324,375

The leading provider of private mortgage
insurance coverage to U.S. banks and
other mortgage suppliers.
--------------------------------------------------------------------------------

                                                                    $12,724,375
--------------------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio  as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                                                    Shares              Value
--------------------------------------------------------------------------------

Health Services -- 0.81%
--------------------------------------------------------------------------------
Covance, Inc./1/                                    21,250           $  403,750

The second largest contract research
organization in the world offering a full range of drug development services to pharmaceutical and biotechnology companies worldwide.

Quest Diagnostics, Inc./1/                          10,625              179,297

A major provider of clinical laboratory
testing services in the U.S. with over 30 regional and branch laboratories that process more than 60 million patient requisitions each year.

Vencor, Inc./1/                                     21,900              758,288

Managers of acute long-term care hospitals.
--------------------------------------------------------------------------------

                                                                     $1,341,335
--------------------------------------------------------------------------------

Information Services -- 7.37%
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                     80,000           $3,410,000

The leading independent computing and payroll processing services firm in the U.S.

Ceridian Corp./*//1/                               110,000            4,303,750

Provides payroll processing and other employer services, media and market research.

Reuters Holdings, PLC ADR                           70,000            4,488,750

Worldwide provider of proprietary financial
data and information.
--------------------------------------------------------------------------------

                                                                    $12,202,500
--------------------------------------------------------------------------------

Insurance -- 7.91%
--------------------------------------------------------------------------------
Allstate Corp.                                      95,000           $6,020,625

Leading underwriter of automotive and
homeowners insurance as well as a life
insurance carrier.

General Re Corp.                                    25,000            4,240,625

Is the parent company of General Reinsurance, the largest property/casualty reinsurer in the U.S. and one of the 3 largest in the world.

Mutual Risk Management Ltd.                         80,000            2,830,000

Provides risk management services to clients
seeking an alternative to traditonal
commercial insurance, particularly for
workers' compensation.
--------------------------------------------------------------------------------

                                                                    $13,091,250
--------------------------------------------------------------------------------

Investment Services -- 2.65%
--------------------------------------------------------------------------------
Franklin Resources, Inc.                            75,000           $4,387,500

Provides investment management and related
services to a family of equity and fixed
income mutual funds.
--------------------------------------------------------------------------------

                                                                     $4,387,500
--------------------------------------------------------------------------------



                                                    Shares              Value
--------------------------------------------------------------------------------

Lodging and  Gaming -- 2.05%
--------------------------------------------------------------------------------
ITT Corp.1                                          60,000           $3,390,000

Operator of Sheraton hotels, Caesar's Palace
resort casinos and Madison Square Garden.
--------------------------------------------------------------------------------

                                                                     $3,390,000
--------------------------------------------------------------------------------

Machinery -- 2.32%
--------------------------------------------------------------------------------
Deere & Co.                                         90,000           $3,836,250

The largest agricultural equipment company
and also producer of earthmoving and
forestry machinery.
--------------------------------------------------------------------------------

                                                                     $3,836,250
--------------------------------------------------------------------------------

Medical Products -- 9.04%
--------------------------------------------------------------------------------
Baxter International, Inc.                          85,000           $3,910,000

Leading U.S. maker and distributor of health care products used in hospitals and other medical facilities.

Boston Scientific Corp./1/                          65,000            4,306,250

Medical device manufacturer focusing
primarily on disposable products in less invasive surgery procedures.

Sofamor Danek Group, Inc./1/                       170,000            6,736,250

The dominant supplier of spinal implant
devices used in surgical treatment of
spinal diseases and deformities.
--------------------------------------------------------------------------------

                                                                     $14,952,500
--------------------------------------------------------------------------------

Metals and Minerals -- 5.47%
--------------------------------------------------------------------------------
Freeport McMoran Copper & Gold, Inc.               100,000           $3,262,500

Operator of third largest copper mine in the world with world's largest gold reserves.

J & L Specialty Steel, Inc.                        190,000            2,636,250

Manufactures flat rolled stainless steel.
The company's products are used in a
variety of industrial, commercial and
consumer products including chemical and refining equipment, cargo containers & beer kegs.

Potash Corp. of Saskatchewan, Inc./*/               40,000            3,145,000

The global leader of potash production and
number three in phosphates, two of the three
components of fertilizer nutrients.
--------------------------------------------------------------------------------

                                                                     $9,043,750
--------------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 4.06%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                            60,000           $3,375,000

Leading independent natural gas and crude oil production company.

                      See notes to financial statements.

Growth Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                                                    Shares              Value
--------------------------------------------------------------------------------

Oil and  Gas - Exploration and
Production (continued)
--------------------------------------------------------------------------------
Triton Energy Ltd.                                  80,000           $3,350,000
Independent oil and gas producer with major
developments in Colombia and Thailand.
--------------------------------------------------------------------------------
                                                                      $6,725,000
--------------------------------------------------------------------------------

Photography -- 1.62%
--------------------------------------------------------------------------------
Eastman Kodak Co.                                   30,000           $2,688,750
Largest producer of photographic products
in the world.
--------------------------------------------------------------------------------
                                                                     $2,688,750
--------------------------------------------------------------------------------

Publishing -- 1.68%
--------------------------------------------------------------------------------
McGraw-Hill, Inc.                                   53,500           $2,775,312
Supplies informational products and services
for businesses, education and industry through
a broad range of media.
--------------------------------------------------------------------------------
                                                                     $2,775,312
--------------------------------------------------------------------------------

Retail - Food and Drug -- 2.24%
--------------------------------------------------------------------------------
CVS Corp.                                           80,000           $3,700,000
Is the largest drugstore chain in the Northeast.
--------------------------------------------------------------------------------
                                                                     $3,700,000
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 3.41%
--------------------------------------------------------------------------------
Home Depot, Inc.                                    50,000           $2,725,000
A chain of do-it-yourself warehouse style stores.

Lowes Companies                                     80,000            2,920,000
Operator of discount stores that cater to home
building and the home improvement market.
--------------------------------------------------------------------------------
                                                                      $5,645,000
--------------------------------------------------------------------------------

Specialty Chemicals and Materials -- 5.21%
--------------------------------------------------------------------------------
Corning, Inc.                                       85,000           $3,198,125
Manufactures specialty glass. Its consumer
products division makes Corelle dinnerware,
Corning Ware cookware, Pyrex glassware,
Serengeti sunglasses, and Steuben crystal.

Millipore Corp.                                     40,000            1,725,000
Products use membrane separations technology
to analyze and purify fluids for a variety of
high tech industries.

Sealed Air Corp./1/                                 90,000            3,701,250
Global manufacturer of a broad line of
protective and specialty packaging
materials and systems.
--------------------------------------------------------------------------------
                                                                      $8,624,375
--------------------------------------------------------------------------------

Transportation -- 1.56%
--------------------------------------------------------------------------------
Southwest Airlines Co.                             110,000           $2,585,000
Discount airline expanding throughout the U.S.
--------------------------------------------------------------------------------
                                                                     $2,585,000
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $113,366,143)                                 $157,743,256
--------------------------------------------------------------------------------

Short-Term Investments -- 4.31%
                                                    Principal
                                                    Amount
                                                    (000 omitted)   Value
--------------------------------------------------------------------------------
American General Finance Corp.,
5.32%, 3/10/97                                      $3,146         $  3,141,816
CIT Group Holdings, 5.40%, 3/3/97                    4,000            3,998,800
--------------------------------------------------------------------------------

Total Short-Term Investments
    (identified cost $7,140,616)                                   $  7,140,616
--------------------------------------------------------------------------------

Total Investments -- 99.64%
    (identified cost $120,506,759)                                 $164,883,872
--------------------------------------------------------------------------------

Other Assets, Less Liabilities-- 0.36%                             $    592,046
--------------------------------------------------------------------------------


Net Assets -- 100%                                                 $165,475,918
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt

/1/  Non-income producing security.

/*/  Foreign Security

Growth Portfolio as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited)
Statement of Assets and Liabilities

As of February 28, 1997
Assets
----------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $120,506,759)               $164,883,872
Cash                                                     6,464
Receivable for investments sold                        381,384
Dividends and interest receivable                      213,025
Other assets                                            12,110
Deferred organization expenses (Note 1D)                 7,911
----------------------------------------------------------------
Total assets                                      $165,504,766
----------------------------------------------------------------


Liabilities
----------------------------------------------------------------
Payable to affiliate for Trustees' fees           $      1,922
Accrued expenses                                        26,926
----------------------------------------------------------------
Total liabilities                                 $     28,848
----------------------------------------------------------------
Net Assets applicable to investors' interest      $165,475,918
    in Portfolio
----------------------------------------------------------------


Sources of Net Assets
----------------------------------------------------------------
Net proceeds from capital contributions and       $121,099,539
    withdrawals
Net unrealized appreciation of investments
    and foreign currency transactions
    (computed on the basis of identified cost)      44,376,379
----------------------------------------------------------------
Total                                             $165,475,918
----------------------------------------------------------------
Statement of Operations


For the Six Months Ended
February 28, 1997
Investment Income
----------------------------------------------------------------
Dividends (net of foreign taxes, $347)            $    786,596
Interest                                                67,618
----------------------------------------------------------------
Total income                                      $    854,214
----------------------------------------------------------------


Expenses
----------------------------------------------------------------
Investment adviser fee (Note 2)                   $    492,924
Compensation of Trustees not members of the
    Administrator's organization (Note 2)                6,792
Custodian fee                                           47,372
Legal and accounting services                           14,069
Amortization of organization expenses (Note 1D)          1,629
Registration fees                                          275
Miscellaneous                                            3,952
----------------------------------------------------------------
Total expenses                                    $    567,013
----------------------------------------------------------------

Net investment income                             $    287,201
----------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
----------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost
       basis)                                     $ 11,036,803
    Foreign currency transactions                         (279)
----------------------------------------------------------------
Net realized gain on investment transactions      $ 11,036,524
----------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)           $ 13,971,707
    Foreign currency transactions                       (2,142)
----------------------------------------------------------------
Net change in unrealized appreciation of
    investments                                   $ 13,969,565
----------------------------------------------------------------

Net realized and unrealized gain on investments   $ 25,006,089
----------------------------------------------------------------

Net increase in net assets from operations        $ 25,293,290
----------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio as of February 28, 1997

FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets

                                                        Six Months Ended
Increase (Decrease)                                     February 28, 1997   Year Ended
in Net Assets                                           (Unaudited)         August 31, 1996
---------------------------------------------------------------------------------------------
From operations --
    Net investment income                                    $    287,201      $  1,045,595
    Net realized gain on investments
       and foreign currency transactions                       11,036,524        15,075,037
    Change in unrealized
       appreciation (depreciation)                             13,969,565         4,390,133
---------------------------------------------------------------------------------------------
Net increase in net assets
    from operations                                          $ 25,293,290      $ 20,510,765
---------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                            $  6,053,597      $ 12,571,319
    Withdrawals                                               (12,602,859)      (20,352,794)
---------------------------------------------------------------------------------------------
Net decrease in net assets from
    capital transactions                                     $ (6,549,262)     $ (7,781,475)
---------------------------------------------------------------------------------------------

Net increase in net assets                                   $ 18,744,028      $ 12,729,290
---------------------------------------------------------------------------------------------


Net Assets
---------------------------------------------------------------------------------------------
At beginning of period                                       $146,731,890      $134,002,600
---------------------------------------------------------------------------------------------
At end of period                                             $165,475,918      $146,731,890
---------------------------------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio as of February 28, 1997

FINANCIAL STATEMENTS CONT'D
Supplementary Data

                                                      Six Months Ended
                                                      February 28, 1997                Year Ended August 31,
                                                      (Unaudited)              1996            1995             1994*
-----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------
Expenses                                                   0.72%+              0.72%           0.73%           0.73%+
Net investment income                                      0.37%+              0.73%           0.67%           0.66%+
Portfolio Turnover                                           25%                 62%             84%              4%
-----------------------------------------------------------------------------------------------------------------------
Average commission rate (per share) /(1)/               $0.0598            $ 0.0595          $   --           $  --
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)               $165,476            $146,732        $134,003        $131,536

+  Annualized.
* For the period from the start of business, August 2, 1994, to August 31, 1994.
/(1)/Average commission rate paid is computed dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.


                       See notes to financial statements

Growth Portfolio as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1  Significant Accounting Policies
-------------------------------------------------------------------------------
   Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on August 2, 1994, with the acquisition of investments with a value of $127,122,709, including unrealized appreciation of $6,444,330 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short debt securities with a remaining maturity of 60 days or less are values at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.


   C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expense on the statement of operations.

   D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2  Investment Adviser Fee and Other Transactions
   with Affiliates
------------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research
   (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the six months ended February 28, 1997, the fee was equivalent to 0.625% of the Portfolio's average daily net assets for such period and amounted to $492,924. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the

Growth Portfolio as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D




   Trustees Deferred Compensation Plan. For the period ended February 28, 1997, no significant amounts have been deferred.

3  Investment Transactions
------------------------------------------------------------------------------
   Purchase and sales of investments, other than short-term obligations, aggregated $37,486,014 and $41,881,534, respectively.

4  Federal Income Tax Basis of Investments
------------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1997, as computed on a federal income tax basis, were as follows:

   Aggregate cost                                         $120,506,759
--------------------------------------------------------------------------------
   Gross unrealized appreciation                          $ 46,291,673

   Gross unrealized depreciation                            (1,914,560)
--------------------------------------------------------------------------------

   Net unrealized appreciation                            $ 44,377,113
--------------------------------------------------------------------------------


5  Line of Credit
-------------------------------------------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.


Growth Portfolio
                     Officers                      Independent Trustees

                     James B. Hawkes               Donald R. Dwight
                     President and Trustee         President, Dwight Partners, Inc.
                                                   Chairman, Newspapers of New England, Inc.

                     M. Dozier Gardner
                     Vice President                Samuel L. Hayes, III
                                                   Jacob H. Schiff Professor of Investment Banking,
                     Thomas E. Faust, Jr.          Harvard University Graduate School of
                     Vice President and            Business Administration
                     Portfolio Manager
                                                   Norton H. Reamer
                     James L. O'Connor             President and Director, United Asset
                     Treasurer                     Management Corporation

                     Thomas Otis                   John L. Thorndike
                     Secretary                     Formerly Director, Fiduciary Company Incorporated

                                                   Jack L. Treynor
                                                   Investment Adviser and Consultant